Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (45,540)	$ (39,626)	$ 130,505
Adjustments to reconcile net income to cash flows from operating activities:
Share-based compensation expense	19,832	13,921	14,810
Depreciation	8,652	25,026	10,265
Realized losses on investments		94	1,195
Loss on purchase of non-recourse RISPERDAL CONSTA secured 7% Notes	841		2,512
Other non-cash charges	1,861	3,739	4,283
Changes in assets and liabilities:
Receivables	2,347	(728)	13,710
Inventory, prepaid expenses and other assets	5,211	(4,037)	(5,140)
Accounts payable and accrued expenses	6,954	(2,064)	2,014
Unearned milestone revenue			(117,657)
Deferred revenue	635	(4,753)	(14,525)
Other long-term liabilities	(88)	(1,638)	(1,366)
Payment or purchase of non-recourse RISPERDAL CONSTA secured 7% notes attributable to original issue discount	(6,611)	(2,181)	(6,016)
Cash flows (used in) provided by operating activities	(5,906)	(12,247)	34,590
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(9,401)	(15,787)	(5,502)
Proceeds from the sale of equipment	395	248	7,717
Investment in Acceleron Pharmaceuticals, Inc.	(501)	(8,000)
Proceeds from the sale of investment in Reliant Pharmaceuticals, Inc.			7,766
Purchases of investments	(370,375)	(465,387)	(609,741)
Sales and maturities of investments	385,511	516,935	645,120
Cash flows provided by investing activities	5,629	28,009	45,360
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of common stock for share-based compensation arrangements	4,744	2,593	7,059
Excess tax benefit from share-based compensation		246	80
Payment of debt and capital leases			(47)
Payment or purchase of non-recourse RISPERDAL CONSTA secured 7% notes	(45,397)	(23,486)	(83,394)
Purchase of common stock for treasury		(2,684)	(17,996)
Cash flows used-in financing activities	(40,653)	(23,331)	(94,298)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(40,930)	(7,569)	(14,348)
CASH AND CASH EQUIVALENTS - Beginning of period	79,324	86,893	101,241
CASH AND CASH EQUIVALENTS - End of period	38,394	79,324	86,893
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Cash paid for interest	1,684	4,918	15,342
Cash paid for taxes	60	114	860
Non-cash investing and financing activities:
Purchased capital expenditures included in accounts payable and accrued expenses	424	2,798	1,774
Investment in Civitas Therapeutics, Inc.	$ 1,320